NOTE 13 - RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
NOTE 13 - RELATED PARTY TRANSACTIONS

NOTE 9 - RELATED PARTY TRANSACTIONS

Due from related parties

During the nine months ended September 30, 2022 and 2021, the Company advanced $1,000 and $35,674 to related parties and collected $100 and $226, respectively.

During the nine months ended September 30, 2021, the Company loaned $180,000 to our CEO and wrote off amounts totaling $8,004.

During the nine months ended September 30, 2021, the Company wrote off due from related party of $7,648.

As of September 30, 2022 and December 31, 2021, the Company had amounts due from related parties of $351,139 and $424,086. The loans are unsecured, non-interest bearing and due on demand.

Due to related parties

During the nine months ended September 30, 2022 and 2021, the Company repaid $0 and $90,787 to certain members of Company management.

As of September 30, 2022 and December 31, 2021, the Company had amounts due to related parties of $26,613.

Employment agreements

During the nine months ended September 30, 2022 and 2021, the Company recorded management fees of $405,000 and $414,000, bonus of $0 and $976,200 and paid $407,602 and $411,300, respectively.  Additionally, management received stock-based compensation of $92,130 and $34,538 during the nine months ended September 30, 2022 and 2021, respectively.

NOTE 13 - RELATED PARTY TRANSACTIONS

Due from related party

During the year ended December 31, 2021, the Company loaned $220,674 to our CEO and applied to due to CEO of $8,004.

During the year ended December 31, 2021, the Company wrote off due from related party of $10,148.

During the year ended December 31, 2020, the Company loaned $20,182 to related parties who are a stockholder and a former director, collected $20,197 and wrote off amounts totaling $43,375.

During the years ended December 31, 2021 and 2020, the Company loaned $220,674 and $18,888 to a related party and collected $226 and $2,088, respectively.

As of December 31, 2021 and 2020, the Company had due from related parties of $424,086 and $221,790, respectively. The loans are unsecured, non-interest bearing and due on demand.

Due to related parties

During the years ended December 31, 2021 and 2020, the Company borrowed $0 and $20,182 from CEO and CFO of the Company, and repaid $90,787 and $20,197 to the CEO and CFO, respectively.

During the year ended December 31, 2020, the Company borrowed $20,000 from Francisco Bunt who owns 49% of loT Labs and repaid $20,000.

As of December 31, 2021 and 2020, the Company had amounts due to related parties of $26,613 and $94,616, respectively, which included $0 and $60,000 to Francisco Bunt (Note 4), respectively. The amounts are unsecured, non-interest bearing and due on demand.

Debt to Equity Swap

During the year ended December 31, 2021 the Company recorded a debt to equity swap of $1,647,150 as additional paid in capital.

Employment agreements

On July 1, 2021, the Company appointed three independent directors. Effective on July 1, 2021 and thereafter, all directors shall be compensated monthly up to 4,000 shares of common stock and cash of $1,000 for their service as directors.

On May 2, 2019, the Company entered into Employment Agreements with the following persons: (i) Leandro Iglesias as President, CEO and Chairperson of the Company’s Board of Directors with an annual salary of $168,000 with an annual bonus of 3% of our net income; (ii) Juan Carlos Lopez Silva as Chief Commercial Officer with an annual salary of $120,000 with an annual bonus of 3% of our net income; and Alvaro Quintana Cardona as Chief Operating Officer and Chief Financial Officer with an annual salary of $144,000 with an annual bonus of 3% of our net income. The Employment Agreements have a term of 36 months, are renewable automatically for 24-month periods, unless the Company gives written notice at least 90 days prior to termination of the initial 36-month term. The Company shall have the right to terminate any of the employment agreements at any time without prior notice, but in that event, the Company shall pay these persons salaries and other benefits they are entitled to receive under their respective agreements for three years. The above executive officers agreed to two year non-compete and non-solicit restrictive covenants with the Company. If any of the executive officers are terminated for cause they shall forfeit any rights to severance.

On November 1, 2020, our board of directors approved amended employments in favor of our Chief Executive Officer, Leandro Iglesias, our Chief Financial Officer, Alvaro Quintana, and our Chief Commercial Officer, Juan Carlos Lopez Silva.

The amended employment agreement in favor of Mr. Iglesias extended the term of employment from 36 months to 60 months. The now five year employment agreement with Mr. Iglesias provides that we will compensate him with a salary of $17,000 monthly and he is eligible for quarterly bonus of 250,000 shares of our common stock. If we do not have the cash available, the agreement provides that Mr. Iglesias may convert his accrued salary/bonus into shares of our common stock or newly created Series A Preferred Stock. For common shares, the amount of accrued salary to be converted into shares must be determined by considering the average price per share of the Company’s common stock on the OTC Markets during the last 10 days and applying a discount of 25%.” For Series A Preferred Shares, the amount of accrued salary to be converted into shares is the per share conversion price for common shares multiplied by ten US Dollars ($10). Mr. Iglesias has a further right to convert any common shares under his control into Series A Preferred shares at any time at a rate of ten (10) common shares for each Series A Preferred share.

The amended employment agreement in favor of Mr. Quintana extended the term of employment from 36 months to 60 months. The now five year employment agreement with Mr. Quintana provides that he is eligible for quarterly bonus of 200,000 shares of our common stock. If we do not have the cash available, the agreement provides that Mr. Quintana may convert his accrued salary/bonus into shares of our common stock or newly created Series A Preferred Stock. For common shares, the amount of accrued salary to be converted into shares must be determined by considering the average price per share of the Company’s common stock on the OTC Markets during the last 10 days and applying a discount of 25%.” For Series A Preferred Shares, the amount of accrued salary to be converted into shares is the per share conversion price for common shares multiplied by ten US Dollars ($10). Mr. Quintana has a further right to convert any common shares under his control into Series A Preferred shares at any time at a rate of ten (10) common shares for each Series A Preferred share.

The amended employment agreement in favor of Mr. Silva extended the term of employment from 36 months to 60 months. Mr. Silva is eligible for quarterly bonuses of 150,000 shares of our common stock. If we do not have the cash available, the agreement provides that Mr. Iglesias may convert his accrued salary/bonus into shares of our common stock at the average price of our common stock during the last 10 days after applying a discount of 25%.

On March 3, 2020, Oscar Brito resigned as a member of our Board of Directors. There was no known disagreement with Mr. Brito on any matter relating to our operations, policies or practices. The Company provided the severance package as follows;

•	2,000,000 shares of common stock valued at $300,000

•	Additional 173,000 shares in order to apply the anti-dilution protection, valued at $10,034

•	Forgiveness of amounts due to the Company totaling $43,375

•	Cash payment of $15,000.

On March 16, 2020, our Board of Directors adopted a Director Compensation Plan that applies to members of our Board of Directors. Below are the features of the plan:

•	All Directors shall receive reimbursement for reasonable travel expenses incurred to attend Board and committee meetings.

•	All Directors shall be compensated $3,000 monthly for their service as Directors.

•	In lieu of the cash compensation set forth above, each Director may elect to receive shares of the Corporation's Common Stock equal to the total cash compensation divided by the average market value of the Company's Common Stock during the last 10 trading days and applying a discount of 10%.

•	Directors Alvaro Cardona and Leandro Iglesias shall each receive 1,000,000 shares of the Company’s Common Stock, valued at $70,000 each, for their service as members of the Board of Directors for the period from June 2018 to December 2019.

During the years ended December 31, 2021 and 2020, the Company recorded management salaries of $558,000 and $510,000 and bonuses of $976,200 and $0, respectively, of which $1,037,568 and $0 were stock based compensation.

During the year ended December 31, 2020, the Company settled accrued salary – management of $619,531 and issued 10,851,199 shares. As at December 31, 2021 and 2020, the Company recorded and accrued management salaries of $92,229 and $22,300, respectively.